PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 11,384	$ 10,525	$ 42,388	$ 38,836